Business Segments (Reconciliation of Operating Profit (Loss) from Segments to Consolidated Statements of Income) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating profit	¥ 813,400	¥ 780,300
Credit for credit losses	7,204	68,138
Foreign exchange gains (losses)-net	41,615	(42,982)
Trading account profits (losses)-net	(284,774)	562,518
Equity in earnings of equity method investees-net	114,252	121,538
Income before income tax expense	510,193	1,273,959
Reconciliation [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating profit	813,000	780,000
Credit for credit losses	7,000	68,000
Foreign exchange gains (losses)-net	14,000	(46,000)
Trading account profits (losses)-net	(401,000)	325,000
Equity investment securities gains-net	44,000	15,000
Debt investment securities losses-net	(18,000)	(39,000)
Equity in earnings of equity method investees-net	114,000	122,000
Other-net	(63,000)	49,000
Income before income tax expense	¥ 510,000	¥ 1,274,000